Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables		$ 1,563	¥ 10,606	¥ 9,460
Loans from third parties		152	1,032	2,177
Customer deposit		55	376	367
Litigation and settlement	[1]	3,221	21,857	16,958
Accrued expenses		74	505	393
Others		51	335	560
Total accrued expenses and other liabilities		$ 5,116	¥ 34,711	¥ 29,915

[1]	With respect to litigation and settlement matters, please refer to Note 21, “COMMITMENTS AND CONTINGENCIES.”